Schedule of anti dilutive earnings or loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Options	$ 316,540	$ 223,076
Warrants	730,944	120,675
Convertible Notes	11,708,483
Total	$ 12,755,967	$ 343,751